Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2022
Equity Method Investments
Schedule of equity method investments in associates

Associates consisted of the following:

			December 31, 2021		December 31, 2022
		Place of
		Incorporation
Name of	Principal	and	Carrying	Holding	Carrying	Holding
Associate	Activities	Operation	amount	%	amount	%
			(in thousands)		(in thousands)
Ganzin Technology Corp.	Eye tracking chip and module	Taipei, Taiwan	$-	42.01	$-	35.72
Iris Optronics Co., Ltd.	E-paper manufacturing and sales	Tainan, Taiwan	174	6.25	315	4.93
Viewsil Microelectronics (Kunshan) Limited	IC design and sales	Kunshan, China	2,671	49.00	2,635	49.00
Guangzhou Pixtalks Information Technology Co., Ltd.	3D structured light module	Guangzhou, China	457	22.50	285	29.50
Prilit Optronics, Inc.	LCD panel components manufacturing	Tainan, Taiwan	-	-	3,298	15.00
			$3,302		$6,533

Schedule of amount recognized by the Company at its share of those associates

There is no individually significant associate for the Company. The following table summarized the amount recognized by the Company at its share of those associates:

	For the year ended December 31,
	2020	2021	2022

	(in thousands)

The Company’s share of losses of associates	$(638)	(1,392)	(743)
The Company’s share of other comprehensive income of associates	$58	55	(86)
The Company’s share of total comprehensive income of associates	$(580)	(1,337)	(829)